Segment Information - Summary of Sales to Individual Customers that Exceed 10% of Annual Metal Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of major customers [line items]
Revenue	$ 1,514,120	$ 1,088,191
Metal
Disclosure of major customers [line items]
Revenue	$ 1,475,750	$ 1,067,888
Percentage of entity's revenue	97.50%	98.10%
Customer 1 | Metal
Disclosure of major customers [line items]
Revenue	$ 781,490	$ 653,395
Customer 2 | Metal
Disclosure of major customers [line items]
Revenue	498,108	268,688
Customer 3 | Metal
Disclosure of major customers [line items]
Revenue	$ 196,152	$ 145,805